Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
13. Leases
Operating leases
The Corporation leases office space in New Jersey, Minnesota, Tennessee, and San Francisco under non-cancelable
operating leases, further described below. For each lease the Corporation recorded a right-of-use
(ROU) asset and lease liability at the earlier of the ASC 842 effective date or lease commencement date. The Corporation utilizes the straight-line method of recognizing lease expense. However, the Corporation is required to pay certain variable executory costs including common area maintenance, real estate taxes, and insurance that are expensed as incurred. These variable costs are excluded from the measurement of leases. Certain of our leases include options to renew, with renewal terms that can extend the lease term. The exercise of lease renewal options is at our sole discretion. The Corporation is not reasonably certain that it will exercise the renewal options described in the individual lease descriptions below. Therefore, these options are not recognized as part of the ROU asset and lease liability.
The Corporation subleases certain of its leases to third parties for which it receives rental income to manage occupancy costs. These subleases are classified as operating leases.
Montgomery leases:
From May 2020 through April 9, 2021, the Corporation was in default with respect to its agreement to lease office space in Jersey City, New Jersey (the “Montgomery Lease”), for not paying rent owed to the lessor. The Corporation accrued for all interest owed and began reducing its security deposit asset in lieu of recording rental payments. On April 9, 2021, the Corporation replenished its security deposit. In addition, the landlord waived the accrued interest and any late fees. Therefore, as of April 9, 2021, the Corporation was no longer in default with respect to the Montgomery Lease.

Summary of lease costs recognized under ASC 842:
The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Corporation’s operating leases for the three months ended March 31, 2021:

Three Months Ended March 31, 2021
(in thousands)
Operating lease cost	$1,135
Variable lease cost	152
Short-term lease cost	15
Sublease income	(774)

Total lease cost	$528

Other information
Cash paid for amounts included in the measurement of lease liabilities	$1,270
Weighted-average remaining lease term (in years)	4.4 years
Weighted-average discount rate	10.22%
Pursuant to the terms of the Corporation’s
non-cancelable
lease agreements in effect at December 31, 2020, the following table summarizes the Corporation’s maturities of lease liabilities as of March 31, 2021:

Three Months Ended March 31, 2021
(in thousands)
2021	$3,795
2022	2,768
2023	1,429
2024	1,110
2025	1,125
Thereafter	2,641

Total lease payments	12,868
Less: imputed interest	(2,636)

Total	$10,232

17. Leases
Operating leases
The Corporation leases office space in New Jersey, Minnesota, Tennessee, and San Francisco under non-cancelable
operating leases, further described below. For each lease the Corporation recorded a ROU asset and lease liability at the earlier of the ASC 842 effective date or lease commencement date. The Corporation utilizes the straight-line method of recognizing lease expense. However, the Corporation is required to pay certain variable executory costs including common area maintenance, real estate taxes, and insurance that are expensed as incurred. These variable costs are excluded from the measurement of leases. Certain of our leases include options to renew, with renewal terms that can extend the lease term. The exercise of lease renewal options is at our sole discretion. The Corporation is not reasonably certain that it will exercise the renewal options described in the individual lease descriptions below. Therefore, these options are not recognized as part of the ROU asset and lease liability.
The Corporation subleases certain of its leases to third parties for which it receives rental income to manage occupancy costs. These subleases are classified as operating and are further described below.
Tennessee lease (principal executive office):
On May 7, 2019, the Corporation entered into an agreement to lease office space for its corporate headquarters in Franklin, Tennessee. The initial lease term ended on August 31, 2020 and became a month-to-month
lease that commenced on September 1, 2020 and is treated as a short-term lease.
Montgomery leases:
On September 28, 2016, the Corporation entered into an agreement to lease office space in Jersey City, New Jersey (the “Montgomery Lease”). The lease expires March 31, 2028 with one option to renew for 5 years. There was an amendment that expires August 31, 2023 with one option to renew for 5 years. The Corporation entered into an agreement to sublease (“The Montgomery Sublease”), which commenced October 4, 2019. The Corporation receives rental income for this sublease which has a lease term through March 31, 2021.
The Corporation uses the long-lived assets impairment to determine when to test ROU assets (or asset groups that contain one or more ROU assets) for impairment, assess whether ROU assets are impaired, and if so, the amount of the impairment loss to recognize. The sublease income expected to be received under the Montgomery Sublease is less than the amount to be paid under the Montgomery Lease for the sublease term, which indicated that the Montgomery Lease may not be recoverable. Upon execution of the sublease agreement, the Corporation reassessed the asset group and determined that the lowest level of identifiable cash flows pertaining to the Montgomery Sublease was at the individual lease level. The asset group, comprised of both the ROU asset and corresponding leasehold improvements related to the 14 th
floor of the Montgomery Lease, were determined to not be recoverable and were written down to their respective fair values with an impairment charge of $1.6 million recorded to general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2019.
The Corporation is currently in default with respect to the Montgomery Lease for not paying rent owed to the lessor. The Corporation has accrued for all interest owed and is reducing its security deposit asset in lieu of recording rental payments. The Corporation is currently in discussions with the lessor to resolve this default and related lease issues.
San Francisco leases:
During 2015 and 2016, the Corporation entered into agreements to lease two floors of office space in San Francisco, California through April 30, 2022. In 2019, the Corporation subleased the two floors beginning in June and October 2019, respectively. The sublease terms also expire on April 30, 2022.
Lyndhurst lease:
On February 28, 2019, the Corporation completed its acquisition of Principium and assumed its office lease in Lyndhurst, New Jersey. The lease expires May 31, 2022 and has one option to renew for 5 years. The renewal option is not included in the measurement of the lease.
Minnesota lease:
On October 8, 2020, the Corporation entered into an agreement to lease office space for its Seek subsidiary in Edina, Minnesota, which expires on September 30, 2022.
Summary of lease costs recognized under ASC 842:
The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Corporation’s operating leases for the years ended December 31, 2020 and 2019:

Year ended December 31, 2020
(in thousands)
Operating lease cost	$4,533
Variable lease cost	632
Short-term lease cost	20
Sublease income	(3,098)

Total lease cost	$2,087

Other information
Cash paid for amounts included in the measurement of lease liabilities	$4,979
Weighted-average remaining lease term (in years)	4.4
Weighted-average discount rate	10.17%

Year ended December 31, 2019
(in thousands)
Operating lease cost	$4,552
Variable lease cost	654
Short-term lease cost	58
Sublease income	(989)

Total lease cost	$4,275

Other information
Cash paid for amounts included in the measurement of lease liabilities	$4,804
Weighted-average remaining lease term (in years)	4.8
Weighted-average discount rate	10.05%
Pursuant to the terms of the Corporation’s
non-cancelable
lease agreements in effect at December 31, 2020, the following table summarizes the Corporation’s maturities of lease liabilities as of December 31, 2020:

Year ended December 31, 2020
(in thousands)
2021	$5,017
2022	2,747
2023	1,408
2024	1,089
2025	1,121
Thereafter	2,649
Total lease payments	$14,031

Less: imputed interest	(2,887)

Total	$11,144